PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan expenses	$ 363,513	$ 367,437
Total investments at fair value	244,097,792	225,206,804
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan expenses	$ 159,065	$ 164,187
WaFd, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares	196,813	213,623
Total investments at fair value	$ 6,303,914	$ 6,887,208
Dividend income	219,749	289,838
Investments purchased	416,453	685,019
Investments sold	$ 1,128,187	$ 3,753,261